Other investments (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other investments
Impairments and downward adjustments	SFr (8)
Impairments and downward adjustments, Annual Amount	(1)	SFr (7)
Upward adjustments	11
Upward adjustments, Annual Amount	SFr 11	SFr 0